Revenue from Contract with Customers - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of segments | Segment	2
Revenue from contracts with customers	€ 983,680	€ 843,920	€ 662,037
Increase in revenue from contract with customer	€ 139,760	€ 181,883
Percentage of revenue increased	16.60%	27.50%
Percentage of revenue increased excluding USD negative impact	13.40%
Revenue that was included in contract liability	€ 62,563	€ 11,736	19,765
Transaction price allocated to remaining performance obligations	€ 15,276	74,996
Description of entity satisfies its performance obligation	the Group will recognize this revenue as projects are completed, which is expected to occur over the next 12–18 months.
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 185,598	140,726	69,830
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	100,262	117,747	67,135
Increase in revenue from contract with customer	€ 17,485
Percentage of revenue increased	14.80%
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 250,838	206,961	174,919
Increase in revenue from contract with customer	€ 43,877
Percentage of revenue increased	21.20%
South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 32,868	25,738	21,844
Increase in revenue from contract with customer	€ 7,130
Percentage of revenue increased	27.70%
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 599,712	493,474	398,139
Increase in revenue from contract with customer	€ 106,238
Percentage of revenue increased	21.50%
High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 293,229	207,815	146,332
Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	506,423	486,223	418,599
Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	184,028	149,882	97,106
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	799,652	694,038	564,931
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	18,749	26,321	11,142
Biopharmaceutical and Diagnostic Solutions | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	70,332	79,463	54,433
Biopharmaceutical and Diagnostic Solutions | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	198,153	175,231	151,418
Biopharmaceutical and Diagnostic Solutions | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	29,101	23,855	20,516
Biopharmaceutical and Diagnostic Solutions | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	502,066	415,489	338,564
Biopharmaceutical and Diagnostic Solutions | High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	293,229	207,815	146,332
Increase in revenue from contract with customer	€ 85,414	€ 61,483
Percentage of revenue increased	41.10%	42.00%
Biopharmaceutical and Diagnostic Solutions | Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 506,423	€ 486,223	418,599
Increase in revenue from contract with customer	€ 20,200	€ 67,624
Percentage of revenue increased	4.20%	16.20%
Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 184,028	€ 149,882	97,106
Engineering | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	166,849	114,405	58,689
Increase in revenue from contract with customer	€ 52,444
Percentage of revenue increased	45.80%
Engineering | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 29,930	38,284	12,702
Engineering | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	52,685	31,730	23,501
Engineering | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,767	1,883	1,328
Engineering | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	97,646	77,985	59,575
Engineering | Revenue from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	184,028	149,882	€ 97,106
Increase in revenue from contract with customer	€ 34,146	€ 52,776
Percentage of revenue increased	22.80%	54.30%
In-Vitro Diagnostic Business | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Increase in revenue from contract with customer	€ 7,572
Percentage of revenue increased	28.80%